Prospectus Supplement

February 27, 2015

The Universal Institutional Funds, Inc.

Supplement dated February 27, 2015 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2014

Global Franchise Portfolio (the "Portfolio") (Class II)

On March 30, 2015, the Portfolio will recommence offering Class II shares to new investors. Accordingly, effective March 30, 2015, the Prospectus is revised as follows:

The first paragraph of the section of the Prospectus entitled "Portfolio Summary—Global Franchise Portfolio—Purchase and Sale of Portfolio Shares" is hereby deleted in its entirety.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

February 27, 2015

The Universal Institutional Funds, Inc.

Supplement dated February 27, 2015 to The Universal Institutional Funds, Inc. Statement of Additional Information dated May 1, 2014

Global Franchise Portfolio (the "Portfolio") (Class II)

On March 30, 2015, the Portfolio will recommence offering Class II shares to new investors. Accordingly, effective March 30, 2015, the Statement of Additional Information is revised as follows:

The footnote to the table entitled "Share Class and Ticker Symbol" on the cover of the Statement of Additional Information is hereby deleted.

Please retain this supplement for future reference.